Quarterly Holdings Report
for
Fidelity Advisor® Dividend Growth Fund
February 28, 2025
ADGF-NPRT1-0425
1.797922.121
Common Stocks - 98.9%
	Shares	Value ($)
BERMUDA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cool Company Ltd	232,319	1,483,023
Industrials - 0.1%
Marine Transportation - 0.1%
Himalaya Shipping Ltd	76,700	421,522
Himalaya Shipping Ltd (United States)	207,000	1,128,150
		1,549,672
TOTAL BERMUDA		3,032,695
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	97,500	6,731,830
CANADA - 3.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	24,800	1,233,014
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Parkland Corp	325,920	8,024,379
Teekay Tankers Ltd Class A	249,239	9,406,280
		17,430,659
Financials - 2.1%
Capital Markets - 2.1%
Brookfield Corp Class A (United States)	658,100	38,130,314
Industrials - 0.1%
Ground Transportation - 0.1%
TFI International Inc	19,900	1,804,652
TOTAL CANADA		58,598,639
CHINA - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
JD.com Inc ADR	161,400	6,762,660
DENMARK - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Class B ADR	101,800	9,228,170
FRANCE - 0.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Kering SA	7,500	2,101,402
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	29,200	5,879,747
TOTAL FRANCE		7,981,149
INDIA - 0.5%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd GDR (a)	99,400	5,427,240
Financials - 0.2%
Capital Markets - 0.2%
BSE Ltd	69,200	3,698,348
TOTAL INDIA		9,125,588
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Renesas Electronics Corp	101,000	1,686,346
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	54,030	7,177,068
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	109,570	4,103,982
TOTAL KOREA (SOUTH)		11,281,050
MEXICO - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Borr Drilling Ltd (b)	1,224,100	3,109,214
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	3,700	2,631,704
ASML Holding NV depository receipt	4,900	3,474,492
BE Semiconductor Industries NV	35,600	3,929,316

TOTAL NETHERLANDS		10,035,512
NORWAY - 0.4%
Industrials - 0.4%
Marine Transportation - 0.4%
2020 Bulkers Ltd	215,900	2,626,078
Stolt-Nielsen Ltd	212,400	4,987,863

TOTAL NORWAY		7,613,941
SWEDEN - 0.2%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
JM AB	220,389	3,096,921
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	169,200	30,545,676
UNITED KINGDOM - 1.4%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Vistry Group PLC (c)	762,500	5,874,786
Consumer Staples - 0.8%
Tobacco - 0.8%
British American Tobacco PLC	365,948	14,204,568
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC	265,200	4,742,193
TOTAL UNITED KINGDOM		24,821,547
UNITED STATES - 87.4%
Communication Services - 13.1%
Interactive Media & Services - 10.9%
Alphabet Inc Class A	600,900	102,321,252
Meta Platforms Inc Class A	137,400	91,810,680
		194,131,932
Media - 1.6%
Comcast Corp Class A	648,850	23,280,738
New York Times Co/The Class A	108,400	5,212,956
		28,493,694
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	38,500	10,383,065
Consumer Discretionary - 2.9%
Distributors - 0.4%
A-Mark Precious Metals Inc	235,400	6,398,172
Diversified Consumer Services - 0.3%
Service Corp International/US	74,300	6,018,300
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings Inc	22,000	5,829,120
Starbucks Corp	100	11,581
Vail Resorts Inc	106,000	16,852,940
		22,693,641
Household Durables - 0.9%
Somnigroup International Inc	249,605	15,944,767
TOTAL CONSUMER DISCRETIONARY		51,054,880

Consumer Staples - 1.8%
Beverages - 0.1%
Constellation Brands Inc Class A	16,000	2,808,000
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc	236,600	4,978,064
Food Products - 0.2%
JM Smucker Co	28,200	3,116,946
Tobacco - 1.2%
Philip Morris International Inc	137,800	21,397,584
TOTAL CONSUMER STAPLES		32,300,594

Energy - 8.8%
Energy Equipment & Services - 0.9%
Archrock Inc	194,100	5,263,992
Kodiak Gas Services Inc	96,700	4,158,100
Noble Corp PLC (b)	76,598	1,983,888
Tidewater Inc (c)	127,800	5,830,236
		17,236,216
Oil, Gas & Consumable Fuels - 7.9%
Core Natural Resources Inc	116,154	8,624,435
DHT Holdings Inc	331,300	3,425,642
Energy Transfer LP	1,667,200	32,160,288
Enterprise Products Partners LP	746,100	24,927,201
Exxon Mobil Corp	275,222	30,640,465
Marathon Petroleum Corp	11,500	1,727,070
MPLX LP	376,300	20,286,333
Shell PLC ADR	277,300	18,706,658
		140,498,092
TOTAL ENERGY		157,734,308

Financials - 16.3%
Banks - 5.9%
Bank of America Corp	1,015,300	46,805,330
Citigroup Inc	124,300	9,937,785
Wells Fargo & Co	614,190	48,103,361
		104,846,476
Capital Markets - 3.2%
Ares Capital Corp	635,526	14,858,598
Blue Owl Capital Corp	1,504,900	23,265,754
Blue Owl Capital Inc Class A (b)	544,400	11,720,932
KKR & Co Inc Class A	48,400	6,562,556
		56,407,840
Consumer Finance - 0.0%
FirstCash Holdings Inc	2,500	280,700
Financial Services - 5.8%
Apollo Global Management Inc	202,700	30,257,029
Mastercard Inc Class A	46,100	26,567,891
UWM Holdings Corp Class A	194,356	1,220,556
Visa Inc Class A	124,023	44,984,382
		103,029,858
Insurance - 1.4%
Arthur J Gallagher & Co	28,400	9,591,816
Chubb Ltd	38,200	10,905,336
Fidelity National Financial Inc/US	37,300	2,406,969
Marsh & McLennan Cos Inc	15,200	3,615,168
		26,519,289
TOTAL FINANCIALS		291,084,163

Health Care - 5.4%
Health Care Providers & Services - 1.8%
Cigna Group/The	75,600	23,349,060
Elevance Health Inc	9,000	3,571,920
UnitedHealth Group Inc	10,797	5,128,143
		32,049,123
Life Sciences Tools & Services - 1.0%
Bruker Corp	128,800	6,081,936
Danaher Corp	41,200	8,559,712
Thermo Fisher Scientific Inc	6,700	3,544,032
		18,185,680
Pharmaceuticals - 2.6%
Eli Lilly & Co	9,000	8,285,670
Merck & Co Inc	118,600	10,940,850
Royalty Pharma PLC Class A	783,900	26,370,396
		45,596,916
TOTAL HEALTH CARE		95,831,719

Industrials - 16.0%
Aerospace & Defense - 4.3%
Boeing Co (c)	303,140	52,937,338
GE Aerospace	72,187	14,941,265
General Dynamics Corp	6,600	1,667,160
Howmet Aerospace Inc	30,300	4,138,980
Textron Inc	33,400	2,495,982
		76,180,725
Commercial Services & Supplies - 0.5%
Brink's Co/The	94,300	8,867,972
Construction & Engineering - 2.4%
Comfort Systems USA Inc	27,300	9,918,909
EMCOR Group Inc	71,700	29,318,847
Quanta Services Inc	17,300	4,491,599
		43,729,355
Electrical Equipment - 2.7%
Eaton Corp PLC	7,100	2,082,572
GE Vernova Inc	116,246	38,963,334
Vertiv Holdings Co Class A	75,100	7,147,267
		48,193,173
Machinery - 3.9%
Allison Transmission Holdings Inc	363,986	37,035,576
Caterpillar Inc	16,900	5,812,755
Westinghouse Air Brake Technologies Corp	145,100	26,895,736
		69,744,067
Professional Services - 2.0%
Genpact Ltd	46,800	2,490,696
Paycom Software Inc	98,700	21,661,689
SS&C Technologies Holdings Inc	128,600	11,451,830
		35,604,215
Trading Companies & Distributors - 0.2%
Watsco Inc	5,800	2,925,114
TOTAL INDUSTRIALS		285,244,621

Information Technology - 19.8%
Semiconductors & Semiconductor Equipment - 10.1%
Amkor Technology Inc	194,000	4,093,400
Broadcom Inc	235,300	46,925,879
Marvell Technology Inc	282,145	25,906,554
Micron Technology Inc	95,600	8,951,028
NVIDIA Corp	756,100	94,452,012
		180,328,873
Software - 8.1%
Intuit Inc	20,900	12,829,256
Microsoft Corp	270,100	107,226,999
Oracle Corp	43,300	7,190,398
Salesforce Inc	58,200	17,334,870
		144,581,523
Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc	74,996	18,137,033
Dell Technologies Inc Class C	72,900	7,491,204
Western Digital Corp (c)	44,300	2,167,599
		27,795,836
TOTAL INFORMATION TECHNOLOGY		352,706,232

Materials - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Inc	35,100	1,295,541
Royal Gold Inc	20,100	2,954,700
		4,250,241
Real Estate - 1.3%
Health Care REITs - 0.5%
Ventas Inc	127,200	8,799,696
Industrial REITs - 0.0%
Rexford Industrial Realty Inc	34,300	1,417,276
Real Estate Management & Development - 0.4%
St Joe Co/The	144,000	6,907,680
Specialized REITs - 0.4%
Millrose Properties Inc Class A	276,600	6,323,076
TOTAL REAL ESTATE		23,447,728

Utilities - 1.9%
Electric Utilities - 1.6%
Edison International	62,200	3,386,168
Exelon Corp	77,800	3,438,760
FirstEnergy Corp	301,200	11,677,524
NextEra Energy Inc	152,100	10,672,857
		29,175,309
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	339,100	3,930,169
Vistra Corp	6,800	908,888
		4,839,057
TOTAL UTILITIES		34,014,366

TOTAL UNITED STATES		1,560,677,543
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	808,200	10,027,434
TOTAL COMMON STOCKS (Cost $1,379,392,639)		1,764,355,915

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.35	32,168,091	32,174,524
Fidelity Securities Lending Cash Central Fund (d)(e)	4.35	2,281,381	2,281,610
TOTAL MONEY MARKET FUNDS (Cost $34,456,133)			34,456,134

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,413,848,772)	1,798,812,049
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(13,662,456)
NET ASSETS - 100.0%	1,785,149,593

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,427,240 or 0.3% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,397,582	113,797,695	94,020,753	146,595	-	-	32,174,524	32,168,091	0.1%
Fidelity Securities Lending Cash Central Fund	4,042,584	61,991,163	63,752,137	1,748	-	-	2,281,610	2,281,381	0.0%
Total	16,440,166	175,788,858	157,772,890	148,343	-	-	34,456,134	34,449,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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